Convertible Debentures	12 Months Ended
Dec. 31, 2019
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES

NOTE 13 -	CONVERTIBLE DEBENTURES

On April 9, 2019, the Company entered into a Securities Purchase Agreement (the "April 2019 SPA") with certain lenders (the "Lenders"), according to which, the Company obtained a convertible loan in an aggregate amount of $6 million (the "Transaction Price"), for the issuance of convertible debentures (the "Convertible Debentures," or the "Debentures") and 146,341 warrants (the "Warrants") to purchase up to 146,341 ADSs. The first tranche of the loan, in the amount of $1 million was received during April 2019, and the second tranche, in the amount of $5 million, was received during June 2019.

The Convertible Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The Debentures' initial conversion price was set to $41 per ADS, and then was several times reset following triggering of an adjustment mechanism that was agreed upon in the April 2019 Agreement, setting forth that the conversion price will be reset, if there is a subsequent issuance of the Company's securities, below the conversion price, to the price of the subsequent issuance. The Debentures contain other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the Debentures after the effective date, which was set as June 4, 2019, upon a 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.

Upon issuance, the Warrants had an exercise price of $47.15 per ADS, with 100% warrant coverage to the value of the Debentures. The Warrants have a five-year term and will be exercisable for cash or on a cashless basis if no resale registration statement is available for resale of the ADSs issuable upon exercise. The exercise price of the Warrants was reset several times, in accordance with the adjustment mechanism setting forth that if within 18-month from the issuance of the Warrants, there is a subsequent issuance of the Company's securities below the exercise price, to the price of the subsequent issuance. The Warrants contain other customary anti-dilution features, with the Black-Scholes value of the Warrants payable upon the occurrence of a fundamental transaction.

Each Lender was granted with a 12-month participation right in a subsequent financing, up to the amount equal to 50% of the subsequent financing, which will expire on June 5, 2020. The Lenders had a right to purchase additional debentures on the same terms until six months from June 4, 2019 ("Greenshoe Option"), which was extended until January 4, 2020. The Lenders also have a most favored nation right (the "Most Favored Nation Right") for the term of the debenture with respect to a subsequent financing on better terms, such that the Lenders may convert into the subsequent financing terms on a dollar-for-dollar basis. Each of the Company's wholly owned subsidiaries guarantees the obligations under the April 2019 Agreement. The Debentures and Warrants contain customary beneficial ownership blockers for the Lenders, which will prevent a Lender from acquiring a controlling block in the Company.

On July 22, 2019, the Company signed a repricing agreement with the Lenders (the "Repricing Agreement") pursuant to which in exchange for the exercise of 36,232 Warrants into ADSs, the Company reduced the exercise price of these Warrants to $27.60 per ADS. The Repricing Agreement was considered as a dilutive issuance, and as a result triggered also the adjustment of the Debenture conversion price and the exercise price of other outstanding Warrants to $27.60.

Following the execution of the Repricing Agreement, the Lenders exercised the Warrants into 36,232 ADSs (representing 1,449,280 ordinary shares of the Company) on July 24, 2019, for consideration of $1 million.

On August 30, 2019, the Company signed an additional repricing agreement (the "Second Repricing Agreement") with one of the Lenders pursuant to which in exchange for the exercise of 5,020 Warrants into ADSs, the Company reduced the exercise price of these Warrants to $19.92 per ADS. The Second Repricing Agreement was considered, again, as a dilutive issuance, and as a result triggered another adjustment of the Debenture conversion price and the exercise price of other outstanding Warrants to $19.92.

Following the execution of the Second Repricing Agreement, the Lender exercised the said Warrants into 5,020 ADSs (representing 200,800 ordinary shares of the Company) on August 30, 2019 for consideration of $0.1 million.

On August 30, 2019, pursuant to a partial exercise of such Lenders' Greenshoe Option, the Company signed a second securities purchase agreement, according to which the Company obtained another convertible loan from one of the Lenders in the amount of $0.4 million (the "August Greenshoe Debentures"). The August Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. Upon issuance, the August Greenshoe Debentures were convertible at $19.92. The conversion price of the August Greenshoe Debentures will be reset, but not below $8 per ADS, if there is a subsequent issuance of the Company's securities below the conversion price per share, to the price of the subsequent issuance.

On October 31, 2019, the Company signed additional securities purchase agreement, according to which the Company obtained another convertible loan from one of the Lenders, who partially exercised its Greenshoe Option in the amount of $0.5 million (the "October Greenshoe Debentures"). The October Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The October Greenshoe Debentures' initial conversion price was $8.00 per ADS, subject to adjustments.

The Company also signed an amendment to the April 2019 SPA with this Lender, that in exchange for waiving his Most Favored Nation Right with respect to the November 5, 2019 public offering (see also note 15(e)2), the Lender will be able to exercise this right at any time following this offering, under the offering terms.

On November 5, 2019, the Company repaid Debentures in the amount of $470,000 to one of the Lenders. Also, the Company paid to the Lender an amount of $330,000 for waiving his Most Favored Nation Right with respect only to the November 5, 2019 public offering (see also note 15(e)2). Following a public offering of the Company's ADSs on November 5, 2019 (see Note 15), the outstanding Warrants price of the said Lender was reset to $8.00.

On December 4, 2019, the Company agreed to extend the Lenders' Greenshoe Option, until January 4, 2020.

On December 26, 2019, the Company closed a registered direct offering (the "December 2019 Registered Direct Offering"), providing for the issuance of ADSs and pre-funded warrants, each to purchase one ADS. Additionally, in a concurrent private placement, the Company issued to the investors unregistered warrants to purchase ADSs.

On December 26, 2019, the Company closed an additional securities purchase agreement, according to which the Company obtained another convertible loan from the Lenders, who partially exercised their Greenshoe Option in the approximate amount of $666 thousand for each Lender, for a total of $1,332 thousand (the "December Greenshoe Debentures"). The December Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. According to the Agreement, the December Greenshoe Debentures as well as all previous outstanding debentures, are convertible at $8.00, subject to adjustments. In addition, the Lenders have a most favored nation right for a subsequent financing on better terms, for the term of the debentures, for the December Greenshoe Debentures as well as for all previous outstanding debentures in the amount of $3,854 thousand, such that the Lenders may convert into the subsequent financing on a dollar-for-dollar basis or at the terms of the December 2019 Registered Direct Offering.

The Company has also agreed with the Lenders that the Lenders may exercise their respective Most Favored Nation Rights at any time for their total outstanding Debenture balance, while the respective debenture is outstanding, in connection with the Company's December 2019 Registered Direct Offering. If the Lenders decide to exercise their Most Favored Nation Rights in connection with the December 2019 Registered Direct Offering, then the Lenders will exchange their debentures for (i) ADSs at an exchange rate equal to $3.15, the per ADS offering price in the December 2019 Registered Direct Offering, and (ii) an even number of ADS purchase warrants at $3.30 per ADS (the "MFN Warrants"), which MFN Warrants shall be in form and substance identical to the warrants issued in the concurrent private placement to the December 2019 Registered Direct Offering.

For accounting purposes, these financial instruments were classified as financial liabilities in the consolidated statement of financial position as of December 31, 2019 (the Warrants and Greenshoe Option as "derivative financial instruments" and the Debentures as "convertible debenture"). The Convertible Debentures were designated at fair value through profit or loss, given the conversion option derivative embedded in such instrument. Changes in the Company's own credit risk from the date of initial recognition are negligible. The Warrants and Greenshoe Option are derivative financial instruments measured at fair value through profit or loss. These financial liabilities were initially recognized at fair value, adjusted to reflect the day 1 loss and are measured at fair value in each period-end while unrecognized day 1 loss is amortized over the contractual life of each instrument.

During 2019, the Lenders were issued 16,401,808 ADSs upon conversion of Debentures including interest, as well as exercises of Warrants, and as a result, a net amount of $3,262 thousand was classified to equity. As of December 31, 2019, the actual outstanding amount of the Debentures principle summed to $3,854 thousand. See also note 25 for subsequent events occurred after the balance sheet date.